Quarterly Report
May 31, 2025
MFS®  Mid Cap Growth Fund
OTC-Q3

Portfolio of Investments
5/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 8.6%
Axon Enterprise, Inc. (a)	488,833	$366,800,730
BWX Technologies, Inc.	302,360	37,976,416
Curtiss-Wright Corp.	87,900	38,685,669
Hexcel Corp.	1,018,224	53,853,867
Howmet Aerospace, Inc.	4,061,309	689,975,786
Melrose Industries PLC	6,303,908	39,758,403
TransDigm Group, Inc.	35,565	52,224,713
		$1,279,275,584
Apparel Manufacturers – 0.1%
VF Corp.	1,165,613	$14,523,538
Automotive – 1.9%
ACV Auctions, Inc. (a)	5,213,364	$85,394,903
Copart, Inc. (a)	3,821,465	196,729,018
		$282,123,921
Biotechnology – 0.3%
Exact Sciences Corp. (a)	937,681	$52,772,687
Broadcasting – 4.7%
Spotify Technology S.A. (a)	730,868	$486,129,541
TKO Group Holdings, Inc.	1,418,354	223,830,445
		$709,959,986
Brokerage & Asset Managers – 7.5%
Ares Management Co.	1,434,750	$237,451,125
Carlyle Group, Inc.	3,212,325	145,197,090
LPL Financial Holdings, Inc.	886,996	343,409,371
NASDAQ, Inc.	1,888,876	157,796,701
TPG, Inc.	2,028,930	97,652,401
Tradeweb Markets, Inc.	966,491	139,609,625
		$1,121,116,313
Business Services – 7.7%
CoStar Group, Inc. (a)	2,361,457	$173,708,777
Morningstar, Inc.	579,162	178,625,144
MSCI, Inc.	314,147	177,185,191
TransUnion	2,821,994	241,647,346
Verisk Analytics, Inc., “A”	1,192,474	374,603,782
		$1,145,770,240
Computer Software – 16.5%
Cadence Design Systems, Inc. (a)	625,369	$179,524,679
Cloudflare, Inc., “A” (a)	241,249	40,020,797
Constellation Software, Inc.	84,811	307,501,134
Datadog, Inc., “A” (a)	1,299,061	153,133,311
Elastic N.V. (a)	884,659	71,542,373
Guidewire Software, Inc. (a)	1,999,403	429,911,633
HubSpot, Inc. (a)	375,207	221,334,609
Manhattan Associates, Inc. (a)	268,874	50,758,034
Okta, Inc. (a)	1,858,548	191,746,397
Pegasystems, Inc.	590,511	57,958,655
PTC, Inc. (a)	564,039	94,939,044
Robinhood Markets, Inc. (a)	2,422,466	160,246,126
SentinelOne, Inc., “A” (a)	1,037,621	18,272,506

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
ServiceNow, Inc. (a)	141,378	$142,945,882
ServiceTitan, Inc., “A” (a)	275,256	30,462,581
Tyler Technologies, Inc. (a)	553,291	319,243,374
		$2,469,541,135
Computer Software - Systems – 1.1%
Block, Inc., “A” (a)	994,159	$61,389,319
CDW Corp.	100,950	18,207,342
Q2 Holdings, Inc. (a)	953,962	83,490,754
		$163,087,415
Construction – 1.8%
AZEK Co., Inc. (a)	934,006	$46,242,637
Vulcan Materials Co.	853,316	226,188,472
		$272,431,109
Consumer Products – 1.0%
Church & Dwight Co., Inc.	736,296	$72,385,260
ODDITY Tech Ltd. (a)	1,085,789	80,815,275
		$153,200,535
Consumer Services – 1.7%
Bright Horizons Family Solutions, Inc. (a)	1,830,417	$236,489,876
Expedia Group, Inc.	115,974	19,338,665
		$255,828,541
Electrical Equipment – 1.7%
AMETEK, Inc.	861,014	$153,897,642
Hubbell, Inc.	123,860	48,253,379
Vertiv Holdings Co.	531,300	57,343,209
		$259,494,230
Electronics – 1.5%
Astera Labs, Inc. (a)	341,398	$30,971,627
Monolithic Power Systems, Inc.	288,907	191,227,543
		$222,199,170
Energy - Independent – 1.6%
Expand Energy Corp.	2,005,915	$232,946,909
Engineering - Construction – 0.7%
Quanta Services, Inc.	305,302	$104,584,253
Entertainment – 1.9%
Live Nation Entertainment, Inc. (a)	2,056,876	$282,182,818
Gaming & Lodging – 2.1%
DraftKings, Inc. (a)	5,027,387	$180,382,646
Hyatt Hotels Corp.	650,077	85,829,666
Sportradar Group AG (a)	2,060,226	49,260,004
		$315,472,316
General Merchandise – 0.4%
Dollar General Corp.	578,090	$56,219,253
Insurance – 2.2%
Arthur J. Gallagher & Co.	940,618	$326,808,318

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 0.9%
Gartner, Inc. (a)	297,952	$130,032,212
Leisure & Toys – 4.9%
Roblox Corp., “A” (a)	3,059,244	$266,093,043
Take-Two Interactive Software, Inc. (a)	2,042,486	462,173,732
		$728,266,775
Machinery & Tools – 2.0%
Wabtec Corp.	1,475,161	$298,454,574
Medical & Health Technology & Services – 1.5%
Tempus AI, Inc. (a)(l)	227,907	$12,575,908
Veeva Systems, Inc. (a)	779,599	218,053,841
		$230,629,749
Medical Equipment – 7.9%
Agilent Technologies, Inc.	1,023,544	$114,555,045
Bio-Techne Corp.	777,711	37,641,212
DexCom, Inc. (a)	2,741,288	235,202,510
Masimo Corp. (a)	1,586,566	257,816,975
Natera, Inc. (a)	1,535,769	242,236,844
STERIS PLC	760,941	186,590,343
Waters Corp. (a)	325,409	113,645,839
		$1,187,688,768
Metals & Mining – 0.6%
Cameco Corp.	1,442,220	$84,413,137
Natural Gas - Pipeline – 1.9%
Cheniere Energy, Inc.	1,188,534	$281,670,673
Pharmaceuticals – 1.4%
Ascendis Pharma, ADR (a)	1,304,613	$212,443,181
Pollution Control – 1.0%
GFL Environmental, Inc.	3,057,347	$154,182,009
Printing & Publishing – 1.2%
Wolters Kluwer N.V. (l)	1,012,191	$179,634,382
Real Estate – 1.3%
CBRE Group, Inc., “A” (a)	1,511,222	$188,932,974
Restaurants – 2.0%
Aramark	2,739,735	$110,959,267
Chipotle Mexican Grill, Inc., “A” (a)	1,443,392	72,285,071
Wingstop, Inc.	336,068	114,834,436
		$298,078,774
Specialty Stores – 6.3%
BJ's Wholesale Club Holdings, Inc. (a)	1,008,828	$114,209,418
Burlington Stores, Inc. (a)	675,499	154,196,157
Carvana Co. (a)	366,148	119,788,980
Chewy, Inc., “A” (a)	1,159,241	52,455,655
Coupang, Inc. (a)	7,815,901	219,236,023
Floor & Decor Holdings, Inc., “A” (a)	450,816	32,318,999
O'Reilly Automotive, Inc. (a)	145,872	199,479,960

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Tractor Supply Co.	927,578	$44,894,775
		$936,579,967
Utilities - Electric Power – 1.5%
Vistra Corp.	1,428,804	$229,423,058
Total Common Stocks		$14,859,968,504
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	115,391	$0

Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 4.35% (v)	85,072,982	$85,072,982
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.25% (j)	11,399,103	$11,399,103

Other Assets, Less Liabilities – (0.0)%		(3,207,279)
Net Assets – 100.0%		$14,953,233,310
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $85,072,982 and $14,871,367,607, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$13,046,595,415	$—	$—	$13,046,595,415
Canada	546,096,280	0	—	546,096,280
Sweden	486,129,541	—	—	486,129,541
South Korea	219,236,023	—	—	219,236,023
Denmark	212,443,181	—	—	212,443,181
Netherlands	179,634,382	—	—	179,634,382
Israel	80,815,275	—	—	80,815,275
Switzerland	49,260,004	—	—	49,260,004
United Kingdom	39,758,403	—	—	39,758,403
Investment Companies	96,472,085	—	—	96,472,085
Total	$14,956,440,589	$0	$—	$14,956,440,589
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At May 31, 2025, the value of securities loaned was $30,863,422. These loans were collateralized by cash of $11,399,103 and U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $20,599,761.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$422,311,132	$1,405,208,106	$1,742,359,252	$10,477	$(97,481)	$85,072,982
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,220,566	$—